UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4049

DWS Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period: 6/30/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio as of June 30, 2009 (Unaudited) DWS GNMA Fund	Principal Amount ($)	Value ($)

Government National Mortgage Association 80.4%
Government National Mortgage Association:
2.898%, 4/20/2059	34,066,523	35,120,456
4.5%, 10/1/2038 (a)	30,000,000	29,934,375
5.0%, with various maturities from 11/15/2032 until 6/20/2039 (a) (b)	314,155,405	321,349,959
5.5%, with various maturities from 7/20/2013 until 6/15/2039 (a) (b)	525,113,852	545,376,815
6.0%, with various maturities from 7/15/2014 until 5/15/2039 (a) (b)	577,256,211	605,916,850
6.5%, with various maturities from 6/15/2023 until 2/15/2039	122,177,042	116,261,556
7.0%, with various maturities from 9/15/2009 until 11/20/2038 (b)	84,105,171	90,697,170
7.5%, with various maturities from 2/15/2011 until 1/15/2037	29,814,739	32,546,887
8.0%, with various maturities from 8/20/2012 until 9/20/2013	67,530	71,958
9.0%, with various maturities from 2/15/2020 until 7/15/2030	1,091,275	1,236,234
10.5%, with various maturities from 10/20/2016 until 1/20/2021	359,774	416,094
11.5%, with various maturities from 4/15/2013 until 2/15/2016	81,782	93,479
12.0%, with various maturities from 12/15/2012 until 7/15/2015	298,462	345,444

12.5%, with various maturities from 10/15/2013 until 8/15/2015	153,018	175,713
13.0%, 5/15/2015	4,780	5,567
13.5%, with various maturities from 11/15/2012 until 9/15/2014	25,645	29,908
14.0%, 7/15/2011	10,428	11,167
14.5%, 10/15/2014	17,084	20,236

Total Government National Mortgage Association (Cost $1,741,700,524)		1,779,609,868
Collateralized Mortgage Obligations 15.3%
Fannie Mae Whole Loan, "1A8", Series 2003-W12, 4.55%, 6/25/2043	12,306,290	12,529,342
Federal Home Loan Mortgage Corp.:
"AF", Series 2892, 0.619% *, 5/15/2021	3,135,324	3,140,520
"FO", Series 2418, 1.219% *, 2/15/2032	3,650,738	3,703,787
"GF", Series 2412, 1.269% *, 2/15/2032	5,812,853	5,891,141
"FA", Series 2419, 1.319% *, 2/15/2032	3,354,623	3,402,925
"F", Series 2439, 1.319% *, 3/15/2032	3,982,351	4,035,899
"FA", Series 2436, 1.319% *, 3/15/2032	3,982,351	4,036,108
"FQ", Series 2488, 1.319% *, 3/15/2032	4,064,385	4,119,250
"FD", Series 3519, 1.769% *, 2/15/2038	16,434,847	16,787,361
"BI", Series 3499, Interest Only, 4.0%, 9/15/2021	2,402,754	186,511
"57", Series 256, Interest Only, 5.0%, 3/15/2023	8,207,077	1,079,249
"GZ", Series 2906, 5.0%, 9/15/2034	21,539,898	19,918,775
"TZ", Series 2778, 6.0%, 2/15/2034	2,724,745	2,861,702
"SL", Series 2882, Interest Only, 6.881% **, 10/15/2034	5,229,152	560,347
Federal National Mortgage Association:
"FC", Series 2006-123, 0.574% *, 1/25/2037	5,463,054	5,322,626
"OF", Series 2001-60, 1.264% *, 10/25/2031	1,659,071	1,685,940
"OF", Series 2001-70, 1.264% *, 10/25/2031	663,628	672,495
"FB", Series 2002-30, 1.314% *, 8/25/2031	4,604,031	4,675,893
"FA", Series 2003-11, 1.314% *, 9/25/2032	3,758,879	3,812,054
"FJ", Series 2002-52, 1.314% *, 9/25/2032	4,944,210	5,016,537
"25", Series 351, Interest Only, 4.5%, 5/1/2019	7,578,000	968,700
"21", Series 334, Interest Only, 5.0%, 3/1/2018	8,648,105	973,550
"20", Series 334, Interest Only, 5.0%, 3/1/2018	6,979,923	785,372
''23", Series 339, Interest Only, 5.0%, 7/1/2018	6,094,922	686,170
"ZA", Series 2008-24, 5.0%, 4/25/2038	15,965,344	14,415,762
"AN", Series 2007-108, 8.844% *, 11/25/2037	14,305,878	14,937,587
Government National Mortgage Association:
"CO", Series 2002-76, Principal Only, Zero Coupon, 3/22/2032	2,568,239	1,792,045
"FN", Series 2007-51, 0.735% *, 8/20/2037	2,522,973	2,424,466
"FP", Series 2003-67, 1.215% *, 8/20/2033	14,971,875	15,148,036
"PZ", Series 2004-74, 4.0%, 9/20/2034	3,626,603	3,317,754
"ZC", Series 2003-86, 4.5%, 10/20/2033	2,257,231	2,083,977
"A1", Series 2008-36, Interest Only, 5.0%, 10/16/2022	11,342,269	851,744
"KE", Series 2004-19, 5.0%, 3/16/2034	5,000,000	4,790,822
"PH", Series 2004-80, 5.0%, 7/20/2034	11,000,000	11,035,529
"LE", Series 2004-87, 5.0%, 10/20/2034	7,000,000	6,593,505
"ZB", Series 2005-15, 5.0%, 2/16/2035	12,413,711	11,677,959
"GZ", Series 2005-44, 5.0%, 7/20/2035	3,647,488	3,379,122
"CK", Series 2007-31, 5.0%, 5/16/2037	9,000,000	8,873,176
"Z", Series 2009-49, 5.15%, 6/16/2049 (a)	5,045,000	4,302,833
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	3,242,611	81,949
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	4,827,335	527,312
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	4,360,491	567,401
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	13,911,063	1,741,075
"PC", Series 2003-19, 5.5%, 3/16/2033	8,000,000	8,259,227

"PZ" Series 2003-25, 5.5%, 4/20/2033	7,013,450	7,109,808
"TZ", Series 2003-85, 5.5%, 10/20/2033	6,823,636	6,689,357
"PI", Series 2004-28, Interest Only, 5.5%, 11/20/2033	4,009,648	353,096
"PC", Series 2007-2, 5.5%, 6/20/2035	11,510,346	11,939,489
"Z", Series 2005-96, 5.5%, 12/16/2035	7,905,231	7,730,306
"PD", Series 2005-91, 5.5%, 12/20/2035	5,000,000	5,121,849
"ZA", Series 2007-30, 5.5%, 5/16/2037	5,625,743	5,463,414
"IJ", Series 2007-53, Interest Only, 5.75%, 6/20/2035	1,144,635	70,925
"SF", Series 2002-63, Interest Only, 5.962% **, 9/16/2032	5,501,503	383,624
"ZB", Series 2005-65, 6.0%, 9/20/2032	17,683,881	18,770,632
"PH" Series 2002- 84, 6.0%, 11/16/2032	9,000,000	9,379,003
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	1,151,810	172,772
"CT", Series 2009-42, 6.0%, 8/16/2035	13,821,731	14,357,863
"PB", Series 2005-92, 6.0%, 12/20/2035	8,000,000	8,050,173
"PS", Series 2008-40, Interest Only, 6.182% **, 5/16/2038	6,562,989	581,611
"IO", Series 2006-61, Interest Only, 6.5%, 11/20/2036	10,011,379	1,610,233
"DI", Series 2008-93, Interest Only, 6.5%, 9/20/2038	24,130,616	3,993,409
"KS", Series 2004-96, Interest Only, 6.685% **, 7/20/2034	12,526,557	1,125,385
"SY", Series 2004-47, Interest Only, 6.742% **, 1/16/2034	13,952,483	1,186,112
"LS", Series 2003-74, Interest Only, 6.835% **, 12/20/2030	2,286,021	125,895
"SN", Series 2005-68, Interest Only, 6.882% **, 1/17/2034	28,061,205	2,082,040
"SU", Series 2004-30, Interest Only, 6.885% **, 2/20/2032	15,182,497	827,369
"ST", Series 2004-71, 7.0%, 9/20/2034	5,151,030	5,199,371
"SM", Series 2003-60, Interest Only, 7.432% **, 1/16/2033	23,868,151	2,198,491
"SJ", Series 1999-43, Interest Only, 7.682% **, 11/16/2029	7,136,581	853,287
"QA", Series 2002-13, Interest Only, 7.732% **, 2/16/2032	2,435,748	319,667

Total Collateralized Mortgage Obligations (Cost $325,486,373)		339,348,716
US Government Agency Sponsored Pass-Throughs 0.3%
Federal Home Loan Mortgage Corp., 7.0%, 10/1/2038	5,978,190	6,484,702
Federal National Mortgage Association, 7.0%, 7/1/2037	1,202,423	1,307,870

Total US Government Agency Sponsored Pass-Throughs (Cost $7,680,250)		7,792,572
Government & Agency Obligations 9.3%
Other Government Related 0.9%
Citibank NA, FDIC Guaranteed, 1.875%, 5/7/2012	20,000,000	19,921,900
US Government Sponsored Agencies 6.3%
Federal Home Loan Bank:
1.375%, 5/16/2011 (c)	9,520,000	9,549,331
1.625%, 7/27/2011 (b)	10,500,000	10,557,771
1.875%, 6/20/2012	21,000,000	20,971,041
7.2% *, 3/18/2024	5,880,000	5,394,900
7.45% *, 10/16/2023 (c)	12,000,000	11,760,000
Federal Home Loan Mortgage Corp.:
1.5%, 1/7/2011 (c)	10,000,000	10,087,550
1.75%, 6/15/2012	10,825,000	10,785,640
8.25% *, 6/17/2024	5,000,000	4,950,000
Federal National Mortgage Association:
1.288% *, 2/27/2023 (c)	25,000,000	24,750,000
1.875%, 4/20/2012	11,430,000	11,476,475
5.0%, 5/20/2024	20,000,000	19,690,680

		139,973,388
US Treasury Obligations 2.1%
US Treasury Bills:

0.15% ***, 9/17/2009 (d)	8,167,000	8,163,782
0.158% ***, 8/27/2009 (d)	527,000	526,882
0.24% ***, 7/9/2009 (d)	1,064,000	1,063,980
US Treasury Note, 4.875%, 4/30/2011 (b)	33,000,000	35,279,046

		45,033,690

Total Government & Agency Obligations (Cost $206,390,445)		204,928,978
	Shares	Value ($)

Securities Lending Collateral 15.4%
Daily Assets Fund Institutional, 0.48% (e) (f) (Cost $340,466,065)	340,466,065	340,466,065
Cash Equivalents 7.8%
Cash Management QP Trust, 0.27% (e) (Cost $172,205,400)	172,205,400	172,205,400
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,793,929,057) †	128.5	2,844,351,599
Other Assets and Liabilities, Net	(28.5)	(631,266,072)

Net Assets	100.0	2,213,085,527

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2009.

**	These securities are shown at their current rate as of June 30, 2009.
***	Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $2,794,156,563. At June 30, 2009, net unrealized appreciation for all securities based on tax cost was $50,195,036. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $54,753,595 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,558,559.

(a)	When-issued or delayed delivery security included.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at June 30, 2009 amounted to $334,428,106 which is 15.1% of net assets.
(c)	At June 30, 2009 this security has been pledged, in whole or in part, as collateral for open written options.
(d)	At June 30, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
FDIC: Federal Deposit Insurance Corp.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2009, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)		Unrealized Appreciation/ (Depreciation) ($)

10-Year US Treasury Note	9/21/2009	170	19,802,336	19,765,156		37,180
2-Year US Treasury Note	9/30/2009	435	93,504,610	94,055,156		(550,546)
Total net unrealized depreciation						(513,366)

At June 30, 2009, open written option contracts were as follows:
	Written Options	Coupon Rate (%)	Contracts Amount	Expiration Date	Strike Price ($)	Value ($)*

Call Options
	30-Year GNSF	5.5	30,000,000	7/13/2009	102.2	403,125
	30-Year GNSF	5.0	30,000,000	7/13/2009	100.3	576,562
Total Call Options (Premiums received $515,625)						979,687

Put Options
	30-Year GNSF	4.5	60,000,000	7/13/2009	101.3	909,375
	30-Year GNSF	5.5	30,000,000	7/13/2009	102.0	42,188
	30-Year GNSF	5.0	30,000,000	7/13/2009	101.6	121,875
	30-Year GNSF	4.5	30,000,000	7/13/2009	99.8	196,875
	30-Year GNSF	5.0	30,000,000	8/13/2009	101.3	253,125
	30-Year GNSF	5.0	30,000,000	9/14/2009	99.3	205,077
	30-Year GNSF	5.0	30,000,000	7/13/2009	100.1	37,500
	30-Year GNSF	5.5	30,000,000	9/14/2009	101.4	158,202
	30-Year GNSF	5.0	30,000,000	8/13/2009	103.0	501,563
	30-Year GNSF	5.5	30,000,000	8/13/2009	102.7	206,250
	30-Year GNSF	5.0	30,000,000	8/13/2009	102.0	384,678
	30-Year GNSF	6.0	30,000,000	8/13/2009	103.8	173,438
	30-Year GNSF	5.5	30,000,000	8/13/2009	102.8	210,937
	30-Year GNSF	6.0	30,000,000	8/13/2009	103.6	154,687
Total Put Options (Premiums received $3,669,141)						3,555,770

Total Written Options (Premiums received $4,184,766)						4,535,457

*	Unrealized depreciation at June 30, 2009 was $350,691.
GNSF: Government National Single Family

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets

Fixed Income (g)
Government National Mortgage Association	$ —	$ 1,779,609,868	$ —	$ 1,779,609,868
Collateralized Mortgage Obligations	—	335,045,883	4,302,833	339,348,716
US Government Agency Sponsored Pass-Throughs	—	7,792,572	—	7,792,572
Government & Agency Obligations	—	173,069,434	22,104,900	195,174,334
Short-Term Investments (g)	340,466,065	181,960,044	—	522,426,109
Total	$ 340,466,065	$ 2,477,477,801	$ 26,407,733	$ 2,844,351,599

Liabilities
Derivatives (h)	(513,366)	—	(4,535,457)	(5,048,823)
Total	$ (513,366)	$ —	$ (4,535,457)	$ (5,048,823)
(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on futures contracts and options written, at value.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value:

	Government & Agency Obligations	Written Options
Balance as of September 30, 2008	$ 12,000,000	$ (2,129,688)
Realized gains (loss)	—	2,746,094
Change in unrealized appreciation (depreciation)	(725,100)	(1,088,973)
Amortization premium/ discount	—	—
Net purchases (sales)	15,132,833	(4,062,890)
Net transfers in (out) of Level 3	—	—
Balance as of June 30, 2009	26,407,733	(4,535,457)
Net change in unrealized appreciation (depreciation) from investments still held at June 30, 2009	$ (725,100)	$ (350,691)

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of June 30, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures and options.

Primary Underlying Risk Disclosure	Futures	Written Options
Interest Rate Contracts	$ (513,366)	$ (350,691)

Futures. The value of the Fund's underlying bond investments are subject to interest rate risk. As interest rates increase, the value of the Fund's fixed rate bonds may fall. The Fund may enter into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. Upon entering into futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Options. The Fund may enter into options on interest rate swaps and options on GNMA TBA’s to enhance potential gain. If the Fund writes a covered call option, the Fund foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Fund writes a put option it accepts the risk of a decline in the market value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. For exchange traded contracts the counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default. The Fund's maximum exposure to purchased options is limited to the premium initially paid.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS GNMA Fund, a series of DWS Income Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	August 17, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 17, 2009